Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

9.Stockholders’ Equity (Deficit)

As of December 31, 2023, the Company was authorized to issue 125,000,000 shares of Class A common stock and 85,960,088 shares of Class B common stock, both with par values of $0.0001 per share.

In June 2024, the Company’s board of directors approved the amended and restated certificate of incorporation, which was filed upon the closing of the IPO and which authorized the Company to issue up to 50,000,000 shares of preferred stock, with a par value of $0.0001 per share, and 492,815,092 shares of voting common stock and 7,184,908 shares of non-voting common stock, both with par values of $0.0001 per share.

Immediately prior to the closing of the IPO on July 1, 2024, all of the shares of the Company’s redeemable convertible preferred stock then outstanding converted 28,855,656 shares of Class A common stock and 7,184,908 shares of Class B common stock at a 1-for-4.675 conversion ratio. All outstanding Class A common stock shares and all outstanding Class B common stock shares were redesignated immediately thereafter into the same number of shares of voting common stock and non-voting common stock, respectively.

As of December 31, 2024, there were no shares of preferred stock issued or outstanding, and 47,222,419 and 7,184,908 shares of voting common stock and non-voting common stock, respectively, outstanding.

The holders of voting and non-voting common stock have the same rights except that non-voting common stock does not have voting rights, except as may be required by law. Each holder of non-voting common stock has a right to convert each share of non-voting common stock to one share of voting common stock subject to the following limitations. At any time following the Company’s registration of any class of equity securities under the Exchange Act, the holders of shares of non-voting common stock may not convert a number of shares of non-voting common stock into shares of voting common stock in excess of that number of shares of non-voting common stock which would cause the holder thereof to beneficially own (for purposes of Section 13(d) of the Exchange Act), in excess of 4.99% of the total number of issued and outstanding shares of voting common stock. Such maximum percentage may be increased or decreased to such other percentage as any holder of outstanding shares of non-voting common stock may designate in writing (in the case of an increase upon 61 days’ prior written notice).

Common stock reserved for issuance, on an as-converted basis, consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Outstanding and issued stock options	9,458,788	5,096,086
Shares available for grant under 2024 Equity Incentive Plan	6,893,517	—
Shares available for grant under 2024 Employee Stock Purchase Plan	650,000	—
Shares available for grant under 2024 Performance Option Plan	92,800	—
Shares available for grant under 2021 Stock Plan	—	296,189
Redeemable convertible preferred stock issued and outstanding	—	18,387,168
Total	17,095,105	23,779,443

Common Stock Issued to Executives

In February 2021, the Company issued 100,532 shares of restricted common stock to two executives at a purchase price of $0.94 per share. The shares vest over a four-year period with a one-year cliff vesting. The holders have voting and dividends rights. The Company has the right to repurchase unvested shares of common stock at the price paid by the holder in the event of termination of the holder’s continuous status as a service provider. The Company estimated the fair value of the restricted stock awards based on the fair value of common stock at the grant dates. The expense is recognized ratably over the vesting terms. The Company recognized $0.1 million of stock-based compensation expense related to restricted stock awards for each of the years ended December 31, 2024 and 2023. In the year ended December 31, 2024, a holder’s continuous service terminated, and the Company repurchased the unvested shares.

The following table summarizes the activity for the Company’s restricted common stock for the years ended December 31, 2024 and 2023:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested as of December 31, 2023	29,322	$2.90
Vested	(20,322)	$2.90
Repurchased	(6,417)	$2.90
Unvested as of December 31, 2024	2,583	$2.90

As of December 31, 2024, the remaining unamortized stock-based compensation expense was immaterial.